Average Annual Total Returns{- Fidelity Short-Term Bond Index Fund} - 08.31 Fidelity Short-Term Bond Index Fund PRO-06 - Fidelity Short-Term Bond Index Fund	Fidelity Short-Term Bond Index Fund Return Before Taxes Past 1 year	Fidelity Short-Term Bond Index Fund Return Before Taxes Since Inception		Fidelity Short-Term Bond Index Fund After Taxes on Distributions Past 1 year	Fidelity Short-Term Bond Index Fund After Taxes on Distributions Since Inception		Fidelity Short-Term Bond Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Short-Term Bond Index Fund After Taxes on Distributions and Sales Since Inception		LB087 Past 1 year	LB087 Since Inception
Total	(1.12%)	2.20%	[1]	(1.47%)	1.44%	[1]	(0.63%)	1.36%	[1]	(0.97%)	2.32%	[1]

[1]	(a)From October 18, 2017